June 9, 2008
VIA EDGAR
Mr. Jeff Foor
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”) Registration File Nos. 33-52742 and 811-07238 CIK No. 0000892538 Total Return Bond Portfolio
Dear Mr. Foor:
     As counsel to the Registrant, I am transmitting for filing definitive information statement (“Information Statement”) for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. Please call me at (713) 831-3299 with any comments or questions.
Very truly yours,
//s// MARK MATTHES
Mark Matthes